Other non-current assets - Summary of Other Non-current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Non Current Assets [Line Items]
Available-for-sale financial assets	€ 0	€ 0
Financial assets recognized under the fair value option	0	0
Other financial assets at fair value through profit or loss	892	733
Pre-funded pension obligations (Note D.19.1.)	155	77
Long-term prepaid expenses	115	126
Long-term loans and advances and other non-current receivables	685	620
Derivative financial instruments (Note D.20.)	37	19
Total	2,667	2,971	€ 3,364	[1]
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income	380	1,037
Debt securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income	€ 403	€ 359
IFRS9
Disclosure Of Other Non Current Assets [Line Items]
Available-for-sale financial assets			0
Financial assets recognized under the fair value option			0
Other financial assets at fair value through profit or loss			944
Pre-funded pension obligations (Note D.19.1.)			53
Long-term prepaid expenses			17
Long-term loans and advances and other non-current receivables			699
Derivative financial instruments (Note D.20.)			63
Total			3,364
IFRS9 | Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income			1,389
IFRS9 | Debt securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income			199
Previously reported
Disclosure Of Other Non Current Assets [Line Items]
Available-for-sale financial assets			2,182
Financial assets recognized under the fair value option			336
Other financial assets at fair value through profit or loss			0
Pre-funded pension obligations (Note D.19.1.)			53
Long-term prepaid expenses			17
Long-term loans and advances and other non-current receivables			713
Derivative financial instruments (Note D.20.)			63
Total			3,364
Previously reported | Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income			0
Previously reported | Debt securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income			€ 0

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).